DERIVATIVE LIABILITY (Schedule of Derivative Liabilites related to Convertible Notes) (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Change in fair value of derivative liability	$ (1,586)	$ 0	$ 45,476	$ 0
Fair value at September 30, 2014	694,587		694,587
RM-DC Note [Member]
Fair value at September 30, 2014	452,703		452,703
MP Note [Member]
Fair value at September 30, 2014	$ 196,408		$ 196,408